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                           STAG VARIABLE LIFE ARTISAN
                              SEPARATE ACCOUNT VL I

                         HARTFORD LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 20, 2001
                         TO PROSPECTUS DATED MAY 1, 2001


Effective October 1, 2001, the Policy will no longer be available to new purchasers in New York. Hartford will continue to accept applications received prior to October 1, 2001. Please consult with your registered representative for information regarding other variable life insurance policies available from Hartford.
















  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3307
333-07465